FEDERATED EQUITY FUNDS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                January 20, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: Form N-14
         FEDERATED EQUITY FUNDS
         Federated Kaufmann Fund - Class A Shares ("Portfolio") 1933 Act File No. 2-91090

Dear Sir or Madam:

      Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("1933 Act"), is the Registration Statement on Form N-14 for Federated Equity Funds ("Trust").

      The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Portfolio under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Wayne Hummer Growth Fund, a portfolio of Wayne Hummer Investment Trust, will transfer substantially all of its assets to the Portfolio in exchange for Class A Shares of the Portfolio.

      In connection with the review of this filing by staff of the Securities and Exchange Commission, the Portfolio acknowledges the staff's view that: the Portfolio is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Portfolio may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      We would appreciate receiving any comments you may have by February 14, 2006. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-8745.

                                                Very truly yours,



                                                /s/ Amy M. Bredl
                                                Amy M. Bredl
                                                Senior Paralegal

Enclosures